Summary Prospectus
July 29, 2022
Seasons Series Trust
SA Multi-Managed Mid Cap Value Portfolio
(Class 1, Class 2 and Class 3 Shares)
Seasons Series Trust’s Statutory Prospectus and Statement of Additional Information, each dated July 29, 2022, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference. The Portfolio is offered only to the separate accounts of certain affiliated and unaffiliated life insurance companies and is not intended for use by other investors.
Before you invest, you may want to review Seasons Series Trust’s Statutory Prospectus, which contains more information about the Portfolio and its risks. You can find the Statutory Prospectus and the above-incorporated information online at www.aig.com/getprospectus. You can also get this information at no cost by calling (800) 445-7862 or by sending an e-mail request to fundprospectus@aig.com.
The Securities and Exchange Commission has not approved or disapproved these securities, nor has it determined that this Summary Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Investment Goal

The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses[1]	0.96%	1.11%	1.21%
1
The Total Annual Portfolio Operating Expenses for the Portfolio do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the net operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more Underlying Portfolios.
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$98	$306	$531	$1,178
Class 2 Shares	113	353	612	1,352
Class 3 Shares	123	384	665	1,466
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may
Seasons Series Trust

SA Multi-Managed Mid Cap Value Portfolio
indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-capitalization companies selected through a value strategy. Medium-capitalization, or mid-cap, companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Value Index to the market capitalization of the largest company in the Russell Midcap® Value Index during the most recent 12-month period. As of May 31, 2022, the market capitalization range of the companies in the Russell Midcap® Value Index was between approximately $195 million and $67.8 billion.
The Portfolio may also invest in equity securities of large- and small-capitalization companies, short-term investments (up to 20%), foreign securities (up to 30%), real estate investment trusts and special situations. A special situation arises when, in the opinion of a subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer, such as a new product or process, a technological breakthrough, or a management change or other extraordinary corporate event. The Portfolio may at times invest significantly in certain sectors.
The Portfolio is actively managed by two subadvisers. To balance the risks of the Portfolio, a portion of the Portfolio is passively managed by SunAmerica Asset Management, LLC (“SunAmerica”) which invests in all or substantially all of the stocks included in the Russell Midcap® Value Index (the “Index”), a strategy known as “replication.” SunAmerica may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.
Small- and Mid-Cap Companies Risk. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.
Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the
Seasons Series Trust

SA Multi-Managed Mid Cap Value Portfolio
Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Real Estate Industry Risk. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, changes in the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Sector Risk. To the extent the Portfolio invests a significant portion of its assets in one or only a few sectors at a time, the Portfolio will face a greater risk of loss due to factors affecting that single or those few sectors than if the Portfolio always maintained wide diversity among the sectors in which it invests.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Russell Midcap® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Seasons Series Trust

SA Multi-Managed Mid Cap Value Portfolio
Effective February 6, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) assumed management of a portion of the Portfolio.
(Class 1 Shares)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	20.60%
Lowest Quarterly Return:	March 31, 2020	-30.66%
Year to Date Most Recent Quarter:	June 30, 2022	-13.93%
Average Annual Total Returns (For the periods ended December 31, 2021)
	1 Year	5 Years	10 Years
Class 1 Shares	27.36%	10.95%	12.25%
Class 2 Shares	27.20%	10.77%	12.08%
Class 3 Shares	27.09%	10.66%	11.97%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	28.34%	11.22%	13.44%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by T. Rowe Price and MFS.
SunAmerica passively manages a portion of the Portfolio. The portfolio managers are noted below.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Co-Portfolio Manager	2019
T. Rowe Price
Vincent DeAugustino Portfolio Manager	2021
MFS
Kevin J. Schmitz Investment Officer	2014
Brooks A. Taylor Investment Officer	2014
Richard L. Offen Investment Officer	2021
Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional
Seasons Series Trust

SA Multi-Managed Mid Cap Value Portfolio
information about purchases and redemptions of Portfolio shares.
Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for
Variable Contracts. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.
Seasons Series Trust

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CSP-812546463_471_869.6 (7/22)